Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 7,505,388	$ 2,296,462
Accounts receivable, net		1,004,203	1,684,644
Other receivable		362,974
Amount due from a director		33,094
Deposits and prepayment		42,646	203,178
Tax recoverable		84,352
Deferred costs		374,286	374,286
Contract assets		553,218	897,409
Total current assets		9,960,161	5,455,979
NON-CURRENT ASSETS
Property, plant, equipment, net		53,549	123,101
Right-of-use assets, operating lease		28,741	32,711
Deposits and prepayment		273,974	1,743,423
Deposits – related party		897,436	600,000
Total non-current assets		1,253,700	2,499,235
TOTAL ASSETS		11,213,861	7,955,214
Current Liabilities
Accounts payable		745,032	649,183
Accounts payable – related party			1,627,269
Other payables and accrued liabilities		391,868	235,193
Contract liabilities		9,479
Amount due to a director			8,586
Taxes payables			224,438
Operating lease liabilities – related party		30,818	41,019
Total current liabilities		1,177,197	2,785,688
TOTAL LIABILITIES		1,177,197	2,785,688
Commitments
EQUITY
Ordinary shares, $0.2 par value, 500,000,000 shares authorized, 74,656 shares issued and outstanding as of September 30, 2024 and 1,526,113 shares issued and outstanding as of September 30, 2025*	[1]	305,228	14,931
Management shares, $0.2 par value, designated and authorized pursuant to the Management Shares Board Resolution, nil share issued and outstanding as of September 30, 2024 and 100 shares issued and outstanding as of September 30, 2025		20
Subscription receivable		(14,125)	(13,125)
Additional paid-in capital		7,349,249	3,454,741
Accumulated Other Comprehensive Income		331
Retained earnings		2,395,961	1,712,979
Total shareholders’ equity		10,036,664	5,169,526
TOTAL LIABILITIES AND EQUITY		$ 11,213,861	$ 7,955,214

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025.